LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Period:
2022	$ 3,106
2023	773
2024	422
2025	346
2026	268
Thereafter	224
Total operating lease payments	5,139
Less: imputed interest	(449)
Present value of lease liabilities	$ 4,690